Schedule of Investments (unaudited) April 30, 2021	iShares® MSCI USA Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.3%
General Dynamics Corp.	236,342	$44,959,339
Huntington Ingalls Industries Inc.	60,846	12,918,823
L3Harris Technologies Inc.	220,342	46,102,157
Northrop Grumman Corp.	130,524	46,262,926
Raytheon Technologies Corp.	1,908,933	158,899,583
Textron Inc.	598,901	38,473,400

		347,616,228

Air Freight & Logistics — 1.1%
FedEx Corp.	595,041	172,746,353

Airlines — 0.2%
Southwest Airlines Co.	380,808	23,907,126

Auto Components — 0.8%
BorgWarner Inc.	1,128,242	54,809,996
Lear Corp.	358,351	65,879,248

		120,689,244

Automobiles — 5.4%
Ford Motor Co.(a)	24,159,328	278,798,645
General Motors Co.	9,679,189	553,843,195

		832,641,840

Banks — 4.0%
Citigroup Inc.	4,830,854	344,150,039
Citizens Financial Group Inc.	906,527	41,954,069
Fifth Third Bancorp	817,307	33,133,626
Regions Financial Corp.	1,428,446	31,140,123
Wells Fargo & Co.	3,782,702	170,410,725

		620,788,582

Beverages — 0.5%
Molson Coors Beverage Co., Class B	1,305,063	71,713,212

Biotechnology — 3.5%
AbbVie Inc.	2,331,729	259,987,783
Alexion Pharmaceuticals Inc.(a)(b)	316,217	53,339,484
Biogen Inc.(a)	317,857	84,972,712
Gilead Sciences Inc.	2,208,808	140,193,044

		538,493,023

Building Products — 0.9%
Johnson Controls International PLC	1,602,473	99,898,167
Owens Corning	397,417	38,473,940

		138,372,107

Capital Markets — 2.6%
Bank of New York Mellon Corp. (The)	665,907	33,215,441
Franklin Resources Inc.	274,811	8,244,330
Goldman Sachs Group Inc. (The)	530,339	184,796,624
Invesco Ltd.	944,850	25,510,950
Morgan Stanley	1,792,232	147,948,752

		399,716,097

Chemicals — 1.5%
Corteva Inc.	1,440,478	70,237,707
Eastman Chemical Co.	334,096	38,551,338
LyondellBasell Industries NV, Class A	692,785	71,869,516
Mosaic Co. (The)	1,221,072	42,957,313

		223,615,874

Communications Equipment — 2.5%
Cisco Systems Inc.	6,296,636	320,561,739
F5 Networks Inc.(a)	136,624	25,515,898

Security	Shares	Value

Communications Equipment (continued)
Juniper Networks Inc.	1,410,798	$35,820,161

		381,897,798

Consumer Finance — 1.1%
Ally Financial Inc.	841,117	43,275,470
Capital One Financial Corp.	881,851	131,466,347

		174,741,817

Containers & Packaging — 0.7%
International Paper Co.	789,074	45,766,292
Westrock Co.	1,109,331	61,845,203

		107,611,495

Distributors — 0.2%
LKQ Corp.(a)	745,137	34,805,349

Diversified Financial Services — 0.3%
Equitable Holdings Inc.	1,119,114	38,307,272
Voya Financial Inc.	205,531	13,939,113

		52,246,385

Diversified Telecommunication Services — 7.5%
AT&T Inc.	33,486,904	1,051,823,655
Liberty Global PLC, Class A(a)	226,220	6,085,318
Liberty Global PLC, Class C, NVS(a)(b)	824,520	22,311,511
Lumen Technologies Inc.	5,851,986	75,080,980

		1,155,301,464

Electric Utilities — 2.0%
Evergy Inc.	430,221	27,521,237
Exelon Corp.	3,505,858	157,553,259
NRG Energy Inc.	608,576	21,799,192
PG&E Corp.(a)	4,259,190	48,214,031
PPL Corp.	1,851,485	53,933,758

		309,021,477

Electrical Equipment — 0.8%
Eaton Corp. PLC	781,315	111,673,353
Sensata Technologies Holding PLC(a)(b)	123,611	7,137,299

		118,810,652

Electronic Equipment, Instruments & Components — 1.6%
Arrow Electronics Inc.(a)	404,739	46,168,578
Corning Inc.	2,520,335	111,424,010
TE Connectivity Ltd.	608,770	81,861,302

		239,453,890

Energy Equipment & Services — 0.7%
Baker Hughes Co.	5,566,900	111,783,352

Equity Real Estate Investment Trusts (REITs) — 2.2%
Host Hotels & Resorts Inc.	6,730,564	122,227,042
Iron Mountain Inc.	606,828	24,345,939
Public Storage	322,105	90,563,042
Simon Property Group Inc.	775,884	94,456,118

		331,592,141

Food & Staples Retailing — 2.2%
Kroger Co. (The)	3,271,895	119,555,043
Walgreens Boots Alliance Inc.	4,197,694	222,897,552

		342,452,595

Food Products — 2.3%
Conagra Brands Inc.	1,113,087	41,284,397
JM Smucker Co. (The)	430,912	56,445,163
Kraft Heinz Co. (The)	3,555,736	146,816,339
Tyson Foods Inc., Class A	1,332,137	103,174,011

		347,719,910

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Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI USA Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Gas Utilities — 0.1%
UGI Corp.	494,943	$21,633,958

Health Care Providers & Services — 5.1%
AmerisourceBergen Corp.	237,820	28,728,656
Anthem Inc.	377,781	143,326,334
Cardinal Health Inc.	537,386	32,425,871
Centene Corp.(a)	902,646	55,729,364
Cigna Corp.	766,346	190,827,817
CVS Health Corp.	3,038,812	232,165,237
DaVita Inc.(a)(b)	135,340	15,771,170
McKesson Corp.	331,730	62,219,279
Universal Health Services Inc., Class B	141,053	20,933,676

		782,127,404

Household Durables — 3.4%
DR Horton Inc.	1,194,636	117,420,772
Lennar Corp., Class A	1,427,345	147,872,942
Mohawk Industries Inc.(a)	329,488	67,709,784
Newell Brands Inc.	1,785,296	48,131,580
PulteGroup Inc.	1,369,366	80,956,918
Whirlpool Corp.	267,193	63,177,785

		525,269,781

Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp.	2,215,687	37,378,640

Industrial Conglomerates — 0.6%
General Electric Co.	6,991,005	91,721,986

Insurance — 2.9%
American International Group Inc.	2,124,588	102,936,289
Athene Holding Ltd., Class A(a)	380,596	22,710,163
Everest Re Group Ltd.	49,255	13,641,172
Hartford Financial Services Group Inc. (The)	294,408	19,419,152
Lincoln National Corp.	542,570	34,795,014
Loews Corp.	403,503	22,495,292
MetLife Inc.	1,657,519	105,467,934
Principal Financial Group Inc.	400,878	25,604,078
Prudential Financial Inc.	891,411	89,462,008
Reinsurance Group of America Inc.	84,931	11,086,043

		447,617,145

IT Services — 4.5%
Cognizant Technology Solutions Corp., Class A	1,029,883	82,802,593
Fidelity National Information Services Inc.	787,680	120,436,272
International Business Machines Corp.	3,325,615	471,838,256
Western Union Co. (The)	508,075	13,088,012

		688,165,133

Machinery — 1.4%
Cummins Inc.	352,453	88,832,254
PACCAR Inc.	805,068	72,359,512
Snap-on Inc.	74,375	17,671,500
Westinghouse Air Brake Technologies Corp.	479,112	39,320,722

		218,183,988

Media — 2.6%
Discovery Inc., Class A(a)(b)	842,869	31,742,446
Discovery Inc., Class C, NVS(a)	1,910,075	61,714,523
DISH Network Corp., Class A(a)	864,639	38,727,181
Fox Corp., Class A, NVS	813,371	30,436,343
Fox Corp., Class B	403,890	14,693,518
Interpublic Group of Companies Inc. (The)	883,036	28,036,393
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	256,998	11,613,740
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	517,752	23,417,923

Security	Shares	Value

Media (continued)
News Corp., Class A, NVS	1,572,499	$41,191,611
ViacomCBS Inc., Class B, NVS	2,710,141	111,169,984

		392,743,662

Metals & Mining — 0.7%
Nucor Corp.	779,199	64,096,909
Steel Dynamics Inc.	677,558	36,737,195

		100,834,104

Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	1,133,917	20,331,132
Annaly Capital Management Inc.	2,829,576	25,692,550

		46,023,682

Multiline Retail — 2.1%
Target Corp.	1,569,083	325,208,143

Oil, Gas & Consumable Fuels — 0.8%
EOG Resources Inc.	1,005,739	74,062,620
Kinder Morgan Inc.	3,286,415	56,033,376

		130,095,996

Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	2,929,015	182,829,116
Jazz Pharmaceuticals PLC(a)	105,278	17,307,703
Pfizer Inc.	6,818,309	263,527,643
Viatris Inc.(a)	3,311,308	44,040,397

		507,704,859

Professional Services — 0.1%
Leidos Holdings Inc.	171,892	17,409,222

Real Estate Management & Development — 0.8%
CBRE Group Inc., Class A(a)(b)	1,430,114	121,845,713

Road & Rail — 0.3%
AMERCO	24,725	14,751,677
Knight-Swift Transportation Holdings Inc.	531,801	25,058,463

		39,810,140

Semiconductors & Semiconductor Equipment — 16.6%
Applied Materials Inc.	2,350,654	311,955,292
Intel Corp.	19,128,403	1,100,457,025
Lam Research Corp.	411,010	255,011,155
Micron Technology Inc.(a)	7,056,526	607,355,193
NXP Semiconductors NV	480,294	92,461,398
ON Semiconductor Corp.(a)	1,288,686	50,258,754
Qorvo Inc.(a)	397,066	74,715,909
Skyworks Solutions Inc.	336,204	60,963,871

		2,553,178,597

Software — 0.1%
SS&C Technologies Holdings Inc.	303,849	22,551,673

Specialty Retail — 0.5%
Best Buy Co. Inc.	657,612	76,460,547

Technology Hardware, Storage & Peripherals — 4.5%
Dell Technologies Inc., Class C(a)	709,741	69,788,832
Hewlett Packard Enterprise Co.	8,580,830	137,464,897
HP Inc.	6,954,838	237,229,524
NetApp Inc.	493,056	36,826,353
Seagate Technology PLC	963,706	89,470,465
Western Digital Corp.	1,615,507	114,103,259

		684,883,330

Tobacco — 1.4%
Altria Group Inc.	4,642,687	221,688,304

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Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI USA Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors — 0.6%
United Rentals Inc.(a)	302,950	$96,928,852

Total Common Stocks — 99.8% (Cost: $12,487,660,347)		15,347,202,870

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	21,072,347	21,082,883
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	38,917,000	38,917,000

		59,999,883

Total Short-Term Investments — 0.4% (Cost: $59,986,862)		59,999,883

Total Investments in Securities — 100.2% (Cost: $12,547,647,209)		15,407,202,753

Other Assets, Less Liabilities — (0.2)%		(33,827,476)

Net Assets — 100.0%		$15,373,375,277

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$54,608,499	$—		$(33,491,472	)(a)	$9,438	$(43,582)	$21,082,883	21,072,347	$117,890	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	17,097,000	21,820,000	(a)	—		—	—	38,917,000	38,917,000	7,359		—

						$9,438	$(43,582)	$59,999,883		$125,249		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	71	06/18/21	$8,028	$173,066
S&P 500 E-Mini Index	68	06/18/21	14,193	849,047

				$1,022,113

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI USA Value Factor ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$15,347,202,870	$—	$—	$15,347,202,870
Money Market Funds	59,999,883	—	—	59,999,883

	$15,407,202,753	$—	$—	$15,407,202,753

Derivative financial instruments(a)
Assets
Futures Contracts	$1,022,113	$—	$—	$1,022,113

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

4